PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2017
Property, Plant and Equipment
Property, plant and equipment, gross	$ 13,479		$ 14,229
Less accumulated depreciation	(13,144)		(12,517)
Property, plant and equipment, net	335	$ 285	1,712
Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment, gross	$ 474		582
Buildings and improvements | Minimum
Property, Plant and Equipment
Estimated Useful Lives	5 years
Buildings and improvements | Maximum
Property, Plant and Equipment
Estimated Useful Lives	39 years
Machinery and equipment
Property, Plant and Equipment
Property, plant and equipment, gross	$ 4,078		3,969
Machinery and equipment | Minimum
Property, Plant and Equipment
Estimated Useful Lives	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment
Estimated Useful Lives	12 years
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment, gross	$ 8,668		9,236
Furniture and fixtures | Minimum
Property, Plant and Equipment
Estimated Useful Lives	2 years
Furniture and fixtures | Maximum
Property, Plant and Equipment
Estimated Useful Lives	10 years
Construction-in-Progress
Property, Plant and Equipment
Property, plant and equipment, gross	$ 259		$ 442